Derivative Instruments and Hedging Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Fair Values of Derivative Instruments Recorded in Condensed Consolidated Balance Sheets

 The following table summarizes the fair values of derivative instruments recorded in the Company's condensed consolidated balance sheets:

Derivatives Designated as Hedging Instruments	Balance Sheet Location	September 30, 2015	December 31, 2014
Interest rate caps	Other assets	$0.2	$2.7
Derivatives Not Designated as Hedging Instruments
Fuel commodity derivatives	Other current liabilities	15.7	20.6
Fuel commodity derivatives	Other long term liabilities	2.9	6.7

Total derivatives		$18.4	$24.6

The following table summarizes the fair value of derivative instruments recorded in our consolidated balance sheets.

Derivatives Designated as Hedging Instruments	Balance Sheet Location	2014	2013
Other	Other current assets	$—	$0.1
Interest rate caps	Other assets	2.7	6.1
Derivatives Not Designated as Hedging Instruments	Other current liabilities	$—	$—
Fuel commodity derivatives	Other current liabilities	20.6	—
Fuel commodity derivatives	Other long-term liabilities	6.7	—
Total derivatives		$24.6	$6.2